NOTE 15 RELATED PARTY TRANSACTIONS (Detail) (USD $)	12 Months Ended			102 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2012	Dec. 31, 2009 Consulting Services [Member]	Dec. 31, 2009 Chief Executive Officer [Member]	Dec. 31, 2010 Joint Venture [Member]	Dec. 31, 2009 Joint Venture [Member]
Related Party, Monthly Expense					$ 18,000	$ 15,000
Related Party Transaction, Description of Transaction					The agreement includes Mr. Leopold's salary of $15,000 per month, which will accrue entirely to deferred compensation during any period in which the commitment remains unpaid.
Related Party Transactions, Terms						The term of the agreement is one year, and automatically renews annually on January 1 each year unless otherwise terminated by either party.
Payments for (Proceeds from) Investments								100,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)								9,875,214
Gain (Loss) on Investments, Excluding Other than Temporary Impairments								(3,950)
Investment Owned, at Fair Value								13,825
Increase (Decrease) in Deferred Compensation		180,000	(100,000)				12,838
Allocated Share-based Compensation Expense							987
Gain (Loss) on Investments	$ 0	$ 0		$ (106,985)				$ 9,875